COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 4,627,421	$ 4,777,932	$ 4,626,945
Commissions from credit and debit cards	3,413,407	3,944,787	4,576,075
Commissions from loans operations	164,852	401,370	819,244
Others Commissions	3,131,296
Others	156,848	2,583,467	2,391,996
Total	$ 11,493,824	$ 11,707,556	$ 12,414,260